Cash Generated by Operations	12 Months Ended
Jun. 30, 2019
Cash Generated By Operations [Abstract]
Cash Generated by Operations
CASH GENERATED BY OPERATIONS

	SA rand
Figures in million	2019	2018	2017

Reconciliation of profit/(loss) before taxation to cash generated by operations:

Profit/(loss) before taxation	(2 746)	(4 707)	(148)
Adjustments for:
Amortisation and depreciation	4 054	2 570	2 519
Impairment of assets	3 898	5 336	1 718
Share-based payments	230	363	391
Net decrease in provision for post-retirement benefits	(12)	(10)	(9)
Net decrease in provision for environmental rehabilitation	(53)	(27)	(111)
Profit on sale of property, plant and equipment	(5)	(2)	(42)
Loss on scrapping of property, plant and equipment	21	1	140
(Profit)/loss from associates	(59)	(38)	22
Gain on bargain purchase	—	—	(848)
Investment income	(308)	(343)	(268)
Finance costs	575	330	234
Inventory adjustments	(166)	(211)	422
Foreign exchange translation difference	95	668	(224)
Non cash portion of gains on derivatives	(429)	549	(100)
Day one loss amortisation	32	37	94
Silicosis settlement provision	(62)	(68)	917
Other non-cash adjustments	(11)	(70)	(88)

Effect of changes in operating working capital items

Receivables	32	(106)	(409)
Inventories	(88)	(351)	24
Payables	54	368	112

Cash generated by operations	5 052	4 289	4 346

ADDITIONAL CASH FLOW INFORMATION

The income and mining taxes paid in the statement of cash flow represents actual cash paid less refunds received. Investment income from restricted investments is considered non-cash for the purposes of the cash flow statement. Included in investment income is interest earned from restricted investments of R168 million (2018: R157 million) (2017: R153 million).

At 30 June 2019, R1 277 million (2018: R845 million) (2017: R2 142 million) of borrowing facilities had not been drawn down and is therefore available for future operation activities and future capital commitments. Refer to note 29.

a)	Acquisitions of investments/business

The conditions precedent for the acquisition of Moab Khotsong operations in 2018 and full ownership of Hidden Valley in 2017 were fulfilled and the transaction were completed in the respective years. Refer to note 12 for details on the acquired assets, including cash acquired and assumed liabilities.

b)	Principal non-cash transactions

Share-based payments (refer to note 33).